Derivative Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Derivative Financial Instruments [Abstract]
Schedule of Derivative Financial Instruments

The following is a summary of the Company’s derivative financial instruments as of December 31, 2024 and March 31, 2024:

	Fair Value Outstanding
(In USD) As at	December 31, 2024	March 31, 2024
Current
Series A and Series B Warrants	$7,950,503	$-
Total	$7,950,503	$-

Schedule of Fair Value of Derivative Financial Instruments

The fair value of derivative financial instruments as on December 31, 2024 and March 31, 2024 are as follows:

	December 31, 2024		March 31, 2024
As at	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives not designated as hedging instruments under ASC 815-20
Series A and Series B Warrants	Derivative financial instruments	$7,950,503	Derivative financial instruments	$-
Total		$7,950,503		$-

Schedule of Fair Value of Derivative Liabilities

The fair value of derivative liabilities as on March 31, 2024 and March 31, 2023 are as follows:

	March 31, 2024		March 31, 2023
As at	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives not designated as hedging instruments under ASC 815-20
Warrants issued against SSCPN	NA	$-		$11,978,213
Warrants issued to Placement agent		-	Derivative financial instrument	2,395,643
Total		$-		$14,373,856